Document and Entity Information	Jan. 20, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001284812
Document Type	8-K
Document Period End Date	Jan. 20, 2023
Entity Registrant Name	Cohen & Steers, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-32236
Entity Tax Identification Number	14-1904657
Entity Address, Address Line One	280 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	832-3232
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CNS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false